NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	Dec. 31, 2020	May 31, 2020	Jun. 01, 2019
Nature Of Operations [Abstract]
Cumulative deficit	$ 34,978,936	$ 29,532,613	$ 23,579,767